Average Annual Total Returns		12 Months Ended	52 Months Ended	55 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Navigator Tactical Fixed Income Fund | Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.62%			4.51%		6.53%
Navigator Tactical Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%			(0.36%)		2.01%
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales charge
Average Annual Return, Percent		(1.09%)			2.09%		4.85%
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		1.94%			2.11%		4.48%
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.98%			3.13%		5.52%
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.92%			1.06%		3.49%
Navigator Tactical Fixed Income Fund | Navigator Tactical Fixed Income Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.74%			1.51%		3.44%
Navigator Ultra Short Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	7.30%			(0.36)%	1.63%
Navigator Ultra Short Bond Fund | Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	4.31%			2.86%	2.70%
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales charge
Average Annual Return, Percent		0.37%			2.36%	2.47%
Performance Inception Date		Mar. 25, 2019
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.63%			3.44%	3.05%
Performance Inception Date		Mar. 25, 2019
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		2.85%			2.04%	1.84%
Navigator Ultra Short Bond Fund | Navigator Ultra Short Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		2.73%			2.03%	1.82%
Navigator Tactical Investment Grade Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%	(0.26%)
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.16%	(0.39%)
Performance Inception Date		Aug. 31, 2021
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.49%	(0.93%)
Navigator Tactical Investment Grade Bond Fund | Navigator Tactical Investment Grade Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	(0.27%)
Navigator Tactical U.S. Allocation Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%		12.69%
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.19%		7.87%
Performance Inception Date		Jun. 11, 2021
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.01%		5.30%
Navigator Tactical U.S. Allocation Fund | Navigator Tactical U.S. Allocation Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.67%		5.25%

[1]	The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.
[2]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index or benchmark.
[3]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index or benchmark.
[4]	Bloomberg U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index or benchmark.
[6]	The S&P 500 Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.